Guarantor and Non-Guarantor Financial Information (Details) (USD $)	2 Months Ended	3 Months Ended												12 Months Ended																						12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2013 Parent Company [Member]		Sep. 30, 2012 Parent Company [Member]		Sep. 30, 2011 Parent Company [Member]	Sep. 30, 2013 Guarantor Subsidiaries [Member]		Sep. 30, 2012 Guarantor Subsidiaries [Member]		Sep. 30, 2011 Guarantor Subsidiaries [Member]	Sep. 30, 2013 Non-Guarantor Subsidiaries [Member]		Sep. 30, 2012 Non-Guarantor Subsidiaries [Member]		Sep. 30, 2011 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Energizer Receivables Funding Corp. [Member]	Sep. 30, 2012 Energizer Receivables Funding Corp. [Member]	Sep. 30, 2013 Consolidation, Eliminations [Member]		Sep. 30, 2012 Consolidation, Eliminations [Member]		Sep. 30, 2011 Consolidation, Eliminations [Member]	Sep. 30, 2013 Senior Notes Due May 2021 [Member]	Sep. 30, 2012 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2013 Senior Notes Due May 2022 [Member]	Sep. 30, 2012 Senior Notes Due May 2022 [Member]	May 24, 2012 Senior Notes Due May 2022 [Member]
Aggregate principal amount																																											$ 600,000,000			$ 500,000,000
Long-term Debt		2,138,800,000								2,370,100,000				2,138,800,000		2,370,100,000																									600,000,000	600,000,000		498,800,000	498,600,000
Debt Instrument, Interest Rate, Stated Percentage																																									4.70%		4.70%	4.70%		4.70%
Income Statement [Abstract]
Net sales	1,101,800,000	1,066,100,000		1,111,500,000		1,095,900,000		1,192,500,000		1,143,200,000		1,124,100,000	1,198,100,000	4,466,000,000		4,567,200,000		4,645,700,000	0		0		0	2,667,100,000		2,773,500,000		2,775,200,000	2,367,800,000		2,433,300,000		2,444,500,000			(568,900,000)		(639,600,000)		(574,000,000)
Cost of products sold														2,361,700,000		2,429,300,000		2,500,000,000	0		0		0	1,585,700,000		1,691,900,000		1,658,400,000	1,345,200,000		1,373,800,000		1,418,400,000			(569,200,000)		(636,400,000)		(576,800,000)
Gross profit	517,200,000	501,600,000		510,400,000		530,700,000		561,600,000		527,400,000		528,800,000	564,500,000	2,104,300,000		2,137,900,000		2,145,700,000	0		0		0	1,081,400,000		1,081,600,000		1,116,800,000	1,022,600,000		1,059,500,000		1,026,100,000			300,000		(3,200,000)		2,800,000
Selling, general and administrative expense														825,000,000		887,800,000		856,100,000	0		200,000		0	405,900,000		444,900,000		420,400,000	419,100,000		442,700,000		435,700,000			0		0		0
Advertising and sales promotion expense														439,900,000		449,500,000		524,000,000	0		0		0	237,900,000		249,900,000		285,900,000	203,100,000		200,700,000		240,800,000			(1,100,000)		(1,100,000)		(2,700,000)
Research and development expense														99,000,000		112,500,000		108,300,000	0		0		0	98,800,000		112,300,000		108,200,000	200,000		200,000		100,000			0		0		0
Restructuring Charges, Plan Two	0	23,300,000	[1]	19,100,000	[1]	24,800,000	[1]	30,700,000	[1]	4,600,000		0	0	139,300,000		7,300,000		0	0		0			107,900,000		7,300,000			31,400,000		0					0		0
Net pension/post-retirement gains		(44,000,000)		0		0		(23,500,000)						(107,600,000)		0		0	0					(107,600,000)					0							0
Prior restructuring	1,200,000									300,000		400,000	(7,600,000)	0		(6,800,000)		79,000,000			0		0			400,000		3,000,000			(7,200,000)		76,000,000					0		0
Interest expense/(income)														130,500,000		127,300,000		141,300,000	124,700,000		122,600,000		137,100,000	(300,000)		(500,000)		(2,400,000)	6,100,000		5,200,000		6,600,000			0		0		0
Intercompany interest (income)/expense														0		0		0	(122,600,000)		(119,500,000)		(134,500,000)	122,600,000		118,700,000		133,700,000	0		800,000		800,000			0		0		0
Other financing items, net														10,300,000		(5,100,000)		31,000,000	0		0		0	3,000,000		(500,000)		2,000,000	7,300,000		(4,500,000)		29,000,000			0		(100,000)		0
Intercompany service fees														0		0		0	0		0		0	14,100,000		12,800,000		10,600,000	(14,100,000)		(12,800,000)		(10,600,000)			0		0		0
Equity in earnings of subsidiaries														0		0		0	(409,800,000)		(414,300,000)		(271,200,000)	(276,400,000)		(315,100,000)		(153,600,000)	0		0		0			686,200,000		729,400,000		424,800,000
Earnings before income taxes														567,900,000		565,400,000		406,000,000	407,700,000		411,000,000		268,600,000	475,500,000		451,400,000		309,000,000	369,500,000		434,400,000		247,700,000			(684,800,000)		(731,400,000)		(419,300,000)
Income taxes														160,900,000		156,500,000		144,800,000	700,000		2,100,000		7,400,000	81,200,000		60,200,000		64,600,000	77,600,000		96,200,000		71,100,000			1,400,000		(2,000,000)		1,700,000
Net earnings	77,900,000	105,100,000		87,200,000		84,900,000		129,800,000		117,000,000		70,200,000	143,800,000	407,000,000		408,900,000		261,200,000	407,000,000		408,900,000		261,200,000	394,300,000		391,200,000		244,400,000	291,900,000		338,200,000		176,600,000			(686,200,000)		(729,400,000)		(421,000,000)
Other comprehensive (loss)/income, net of tax														44,900,000		(37,100,000)		(23,400,000)	44,900,000		(37,100,000)		(23,400,000)	27,200,000		(23,500,000)		(20,900,000)	16,400,000		(28,000,000)		28,300,000			(43,600,000)		51,500,000		(7,400,000)
Total comprehensive income														451,900,000		371,800,000		237,800,000	451,900,000		371,800,000		237,800,000	421,500,000		367,700,000		223,500,000	308,300,000		310,200,000		204,900,000			(729,800,000)		(677,900,000)		(428,400,000)
Current Assets
Cash and cash equivalents		998,300,000								718,500,000				998,300,000		718,500,000		471,200,000	8,000,000		4,000,000		0	8,400,000		9,200,000		4,300,000	981,900,000		705,300,000		466,900,000			0		0		0
Trade receivables, net		480,600,000	[2]							676,700,000	[3]			480,600,000	[2]	676,700,000	[3]		0	[2]	0	[4]		11,800,000	[2]	4,100,000	[4]		468,800,000	[2]	672,600,000	[4]		221,400,000	369,100,000	0	[2]	0	[4]
Inventories		616,300,000								672,400,000				616,300,000		672,400,000			0		0			334,700,000		341,400,000			312,700,000		362,100,000					(31,100,000)		(31,100,000)
Other current assets		473,200,000								455,000,000				473,200,000		455,000,000			23,500,000		400,000			270,500,000		210,800,000			194,700,000		232,900,000					(15,500,000)		10,900,000
Total current assets		2,568,400,000								2,522,600,000				2,568,400,000		2,522,600,000			31,500,000		4,400,000			625,400,000		565,500,000			1,958,100,000		1,972,900,000					(46,600,000)		(20,200,000)
Investment in subsidiaries		0								0				0		0			7,007,500,000		6,552,500,000			1,920,700,000		1,760,800,000			0		0					(8,928,200,000)		(8,313,300,000)
Intercompany receivables, net		0	[5]							0	[5]			0	[5]	0	[5]		0	[5]	0	[6]		4,258,800,000	[5]	4,249,900,000	[6]		260,100,000	[5]	168,600,000	[6]				(4,518,900,000)	[5]	(4,418,500,000)	[6]
Intercompany notes receivable		0	[5]							0	[5]			0	[5]	0	[5]		2,180,300,000	[5]	2,413,300,000	[6]		4,500,000	[5]	22,400,000	[6]		0	[5]	11,000,000	[6]				(2,184,800,000)	[5]	(2,446,700,000)	[6]
Property, plant and equipment, net		755,600,000								848,500,000				755,600,000		848,500,000			0		0			474,700,000		553,100,000			280,900,000		295,400,000					0		0
Goodwill		1,475,800,000								1,469,500,000				1,475,800,000		1,469,500,000			0		0			1,104,900,000		1,104,900,000			370,900,000		364,600,000					0		0
Other Intangible assets, net		1,835,500,000								1,853,700,000				1,835,500,000		1,853,700,000			0		0			1,629,500,000		1,646,800,000			206,000,000		206,900,000					0		0
Other noncurrent assets		82,100,000								36,900,000				82,100,000		36,900,000			10,200,000		12,400,000			13,400,000		9,700,000			58,500,000		14,800,000					0		0
Total assets		6,717,400,000								6,731,200,000				6,717,400,000		6,731,200,000			9,229,500,000		8,982,600,000			10,031,900,000		9,913,100,000			3,134,500,000		3,034,200,000					(15,678,500,000)		(15,198,700,000)
Liabilities [Abstract]
Current liabilities		1,153,400,000								1,307,500,000				1,153,400,000		1,307,500,000			184,400,000		300,000,000			421,300,000		372,200,000			572,500,000		635,200,000					(24,800,000)		100,000
Intercompany payables, net		0	[5]							0	[5]			0	[5]	0	[5]		4,518,900,000	[5]	4,418,500,000	[5]		0	[5]	0	[5]		0	[5]	0	[5]				(4,518,900,000)	[5]	(4,418,500,000)	[5]
Intercompany notes payable		0	[5]							0	[5]			0	[5]	0	[5]		0	[5]	0	[5]		2,180,300,000	[5]	2,424,300,000	[5]		4,500,000	[5]	22,400,000	[5]				(2,184,800,000)	[5]	(2,446,700,000)	[5]
Long-term debt		1,998,800,000								2,138,600,000				1,998,800,000		2,138,600,000			1,998,800,000		2,138,600,000			0		0			0		0					0		0
Other noncurrent liabilities		1,111,600,000								1,215,600,000				1,111,600,000		1,215,600,000			73,800,000		56,000,000			839,600,000		954,700,000			198,200,000		204,900,000					0		0
Total liabilities		4,263,800,000								4,661,700,000				4,263,800,000		4,661,700,000			6,775,900,000		6,913,100,000			3,441,200,000		3,751,200,000			775,200,000		862,500,000					(6,728,500,000)		(6,865,100,000)
Shareholders' equity
Stockholders' Equity Attributable to Parent		2,453,600,000								2,069,500,000				2,453,600,000		2,069,500,000		2,101,300,000	2,453,600,000		2,069,500,000			6,590,700,000		6,161,900,000			2,359,300,000		2,171,700,000					(8,950,000,000)		(8,333,600,000)
Total liabilities and shareholders' equity		6,717,400,000								6,731,200,000				6,717,400,000		6,731,200,000			9,229,500,000		8,982,600,000			10,031,900,000		9,913,100,000			3,134,500,000		3,034,200,000					(15,678,500,000)		(15,198,700,000)
Cash flow from operating activities
Net cash flow from operating activities														750,000,000		631,600,000		412,500,000	(14,300,000)		87,400,000		5,500,000	317,100,000		275,900,000		298,300,000	569,700,000		327,400,000		232,800,000			(122,500,000)		(59,100,000)		(124,100,000)
Cash flow from investing activities
Capital expenditures														(90,600,000)		(111,000,000)		(98,000,000)	0		0		0	(53,900,000)		(73,400,000)		(55,400,000)	(36,700,000)		(37,600,000)		(42,600,000)			0		0		0
Proceeds from sale of assets														1,800,000		19,300,000		7,600,000	0		0		0	0		2,000,000		5,000,000	1,800,000		17,300,000		2,600,000			0		0		0
Acquisition, net of cash acquired														0		0		(267,100,000)					(301,000,000)					11,100,000					22,800,000							0
Proceeds from intercompany notes														0		0			231,500,000		441,000,000		576,000,000	17,600,000		2,800,000		38,000,000	11,000,000		0		0			(260,100,000)		(443,800,000)		(614,000,000)
Payments for intercompany notes																0					(498,600,000)		(600,000,000)			0		0			(5,000,000)		0					503,600,000		600,000,000
Intercompany receivable/payable, net														0		0		0	0		0		0	(100,400,000)		(358,400,000)		(355,700,000)	(62,000,000)		(105,000,000)		(35,000,000)			162,400,000		463,400,000		390,700,000
Proceeds from return of capital																0		0			0		0			700,000		4,000,000			0		0					(700,000)		(4,000,000)
Payments for equity contributions														0		0		0	0		0		0	(500,000)		(3,100,000)		(12,800,000)	0		0		0			500,000		3,100,000		12,800,000
Other, net														(300,000)		(3,200,000)		(6,000,000)	0		0		0	0		(1,100,000)		(4,800,000)	(300,000)		(2,100,000)		(1,200,000)			0		0		0
Net cash used by investing activities														(89,100,000)		(94,900,000)		(363,500,000)	231,500,000		(57,600,000)		(325,000,000)	(137,200,000)		(430,500,000)		(370,600,000)	(86,200,000)		(132,400,000)		(53,400,000)			(97,200,000)		525,600,000		385,500,000
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount														0		498,600,000		600,000,000			498,600,000		600,000,000			0		0			0		0					0		0
Cash payments on debt with original maturities greater than 90 days														(231,500,000)		(441,000,000)		(576,000,000)	(231,500,000)		(441,000,000)		(576,000,000)	0		0		0	0		0		0			0		0		0
Payment of debt issue cost														0		(4,300,000)		(7,600,000)			(4,300,000)		(7,600,000)			0		0			0		0					0		0
Net (decrease)/increase in debt with original maturities of 90 days or less														(63,900,000)		100,900,000		45,700,000	0		0		0	(200,000)		(8,100,000)		15,100,000	(63,700,000)		109,000,000		30,600,000			0		0		0
Proceeds from intercompany notes																0		0			0		0			503,600,000		600,000,000			0		0					(503,600,000)		(600,000,000)
Payments for intercompany notes														0		0		0	0		0		0	(242,500,000)		(441,000,000)		(576,000,000)	(17,600,000)		(2,800,000)		(38,000,000)			260,100,000		443,800,000		614,000,000
Common stock purchased														0		(417,800,000)		(276,000,000)			(417,800,000)		(276,000,000)			0		0			0		0					0		0
Proceeds from issuance of common stock														18,200,000		3,000,000		8,200,000	18,200,000		3,000,000		8,200,000	0		0		0	0		0		0			0		0		0
Excess tax benefits from share-based payments														5,300,000		2,200,000		3,700,000	5,300,000		2,200,000		3,700,000	0		0		0	0		0		0			0		0		0
Cash dividends paid														(105,600,000)		(24,900,000)		0	(105,600,000)		(24,900,000)			0		0			0		0					0		0
Intercompany receivable/payable, net														0		0		0	100,400,000		358,400,000		355,700,000	62,000,000		105,000,000		35,000,000	0		0		0			(162,400,000)		(463,400,000)		(390,700,000)
Proceeds for equity contributions														0		0		0	0		0		0	0		0		0	500,000		3,100,000		12,800,000			(500,000)		(3,100,000)		(12,800,000)
Capital (contribution)/return																0		0			0		0			0		0			(700,000)		(4,000,000)					700,000		4,000,000
Payment for intercompany equity distribution														0		0		0	0		0		0	0		0		0	(122,500,000)		(59,100,000)		(124,100,000)			122,500,000		59,100,000		124,100,000
Net cash used by financing activities														(377,500,000)		(283,300,000)		(202,000,000)	(213,200,000)		(25,800,000)		108,000,000	(180,700,000)		159,500,000		74,100,000	(203,300,000)		49,500,000		(122,700,000)			219,700,000		(466,500,000)		(261,400,000)
Effect of exchange rate changes on cash														(3,600,000)		(6,100,000)		(5,500,000)	0		0		0	0		0		0	(3,600,000)		(6,100,000)		(5,500,000)			0		0		0
Net increase/(decrease) in cash and cash equivalents														279,800,000		247,300,000		(158,500,000)	4,000,000		4,000,000		(211,500,000)	(800,000)		4,900,000		1,800,000	276,600,000		238,400,000		51,200,000			0		0		0
Cash and cash equivalents, beginning of period								718,500,000					471,200,000	718,500,000		471,200,000		629,700,000	4,000,000		0		211,500,000	9,200,000		4,300,000		2,500,000	705,300,000		466,900,000		415,700,000			0		0		0
Cash and cash equivalents, end of period		$ 998,300,000								$ 718,500,000				$ 998,300,000		$ 718,500,000		$ 471,200,000	$ 8,000,000		$ 4,000,000		$ 0	$ 8,400,000		$ 9,200,000		$ 4,300,000	$ 981,900,000		$ 705,300,000		$ 466,900,000			$ 0		$ 0		$ 0

[1]	Includes net of tax costs of $3.4 for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statement of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $3.8, for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in cost of products sold on the Consolidated Statement of Earnings and Comprehensive Income.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $221.4 at September 30, 2013 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[3]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[4]	Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing.
[5]	Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.
[6]	In September 2012, the Company discontinued hedge accounting treatment for its existing zinc contracts. These contracts no longer meet the accounting requirements for classification as cash flow hedges because of an ineffective correlation to the underlying zinc exposure being hedged. Included in the table above is a gain of $1.6 for the ineffective portion that was de-designated and reclassified from OCI into income at September 30, 2012.